RESTRUCTURING, ACQUISITION AND OTHER	12 Months Ended
Dec. 31, 2025
Restructuring, Acquisition, And Other [Abstract]
RESTRUCTURING, ACQUISITION AND OTHER	RESTRUCTURING, ACQUISITION AND OTHER
ACCOUNTING POLICY
We define restructuring costs as employee costs associated with the targeted restructuring of our employee base, or other costs associated with significant changes in either the scope of business activities or the manner in which business is conducted. Acquisition and integration costs are directly attributable to investigating or completing an acquisition or to integrating an acquired business. Other costs are costs that, in management's judgment about their nature, should be segregated from ongoing operating expenses, including costs related to significant litigation and regulatory decisions.

JUDGMENTS
We make significant judgments in determining the appropriate classification of costs to be included in "restructuring, acquisition and other".

RESTRUCTURING, ACQUISITION AND OTHER COSTS

	Years ended December 31
(In millions of dollars)	2025	2024

Restructuring, acquisition and other excluding Shaw Transaction integration-related costs	350	276
Shaw Transaction integration-related costs	89	130

Total restructuring, acquisition and other	439	406

The restructuring, acquisition and other costs excluding Shaw Transaction integration-related costs in 2024 and 2025 include severance and other departure-related costs associated with the targeted restructuring of our employee base, and costs related to closing the MLSE Transaction. These costs also included costs related to real estate rationalization programs, an impairment of our radio broadcast licences (in 2024), expenses directly related to completing the network transaction (see note 28), and an unfavourable regulatory decision related to retransmission of distant signals.
The Shaw Transaction integration-related costs in 2024 and 2025 mainly consisted of incremental costs supporting IT system integration activities related to the Shaw Transaction.